OPERATING LEASES - Summary of lease term and discount rate information related to leases (Details)	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Weighted-average remaining lease terms	1 year 8 months 12 days	1 year 10 months 24 days
Weighted-average discount rate:	10.30%	10.92%